Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Restricted Cash [Abstract]
Schedule of Restricted Cash
	As of December 31,
	2024	2025
	$’000	$’000
Short-term investments at amortized cost	—	15,730
Total	—	15,730